SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Revenues	$ 321,119	$ 644,961	$ 1,114,908	$ 1,385,339	$ 2,552,045	$ 3,828,993
Loss From Operations	(2,806,621)	(2,084,538)	(5,479,229)	(4,252,912)	(10,085,749)	(9,323,219)
Interest Expense	(310,153)	(93,260)	(489,203)	(180,150)	(375,598)	(757,801)
Other income/(expense)	(342,082)	6,271	(1,317,971)	12,497	23,920	83,649
Loss before income taxes	(3,458,856)	(2,171,527)	(7,286,403)	(4,420,565)	(10,437,427)	(9,997,371)
Income tax expense	(3,592)	(4,264)	(12,466)	(17,965)	(62,931)	(30,242)
Net loss	(3,462,448)	(2,175,791)	(7,298,869)	(4,438,530)	(10,500,358)	(10,027,613)
Payment Processing [Member]
Net Revenues	72,133	120,613	185,757	245,941	455,475	476,234
Loss From Operations	(1,803,784)	(1,220,869)	(3,015,936)	(2,477,821)	(5,186,550)	(6,540,029)
Identity Management [Member]
Net Revenues	248,986	524,348	929,151	1,139,398	2,096,570	3,352,759
Loss From Operations	(1,002,837)	(863,669)	(2,463,293)	(1,775,091)	(4,899,199)	(2,783,190)
North America [Member]
Net Revenues	135,698	146,583	269,252	373,624	642,313	1,941,866
Loss From Operations	(670,183)	(681,690)	(1,076,575)	(1,419,652)	(3,536,664)	(1,959,125)
South America [Member]
Net Revenues	72,133	120,613	185,757	245,941	455,475	476,234
Loss From Operations	(1,803,784)	(1,220,869)	(3,015,936)	(2,477,821)	(5,186,550)	(6,540,029)
Africa [Member]
Net Revenues	113,288	377,765	659,899	765,774	1,454,257	1,410,893
Loss From Operations	$ (332,654)	$ (181,979)	$ (1,386,718)	$ (355,439)	$ (1,362,535)	$ (824,065)